Mar. 30, 2020
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MASSMUTUAL SELECT FUNDS

MassMutual Select T. Rowe Price Retirement 2020 Fund

(the “Fund”)

Supplement dated March 30, 2020 to the

Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information pertains to each of the Funds:

Beginning in the second quarter of 2020, the MassMutual Select T. Rowe Price Target Date Funds will begin to modify their glide path by increasing the overall equity allocation at certain points in the Fund’s investment life cycle. The equity allocations will generally increase early in the glide path, as well as later in the glide path. The allocations nearer to the target date will not significantly change, and the overall neutral allocations to stocks and bonds at the target date will remain the same. The transition from the original glide path to the enhanced glide path is expected to occur gradually over time and, for certain of the Funds, may take up to two years to fully implement, based on the changes that are necessary as a result of the Fund’s positioning on the original glide path.

Effective on or about April 1, 2020, the following information supplements the information for the Funds found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 11, 19, 27, 35, 43, 51, 59, 67, 75, 83, 91, and 99:

Within the next two years, the Fund will shift from its original glide path to an enhanced glide path. The overall allocation to stocks at the beginning of the enhanced glide path (40+ years to retirement) will increase from 90% to 98%, and the 98% equity allocation will remain constant until the fund is 30 years from its target date. The overall allocation to stocks at the end of the enhanced glide path (30 years past retirement) will increase from 20% to 30%. There are increases to the overall equity allocation along other points of the enhanced glide path, but the overall equity allocation at the target date will remain at 55%. The following illustrates how the enhanced glide path compares with the original glide path (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE